BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Jun. 30, 2024
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100	100
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100